Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
2
4
.    SUBSEQUENT EVENTS
Beginning in January 2020, the emergence and wide spread of the novel Coronavirus (“COVID-19”) has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere.
Substantially all of the Company’s revenue and workforce are concentrated in China. Consequently, the
COVID-19
outbreak may materially adversely affect their business operations and the Company’s financial condition and operating results for 2020, including but not limited to material negative impact to the Company’s total revenues, additional risk assurance liabilities performed and additional provision for financing leasing receivables. As the
COVID-19
outbreak has further spread outside the PRC and it is uncertain as to whether the COVID-19 outbreak will continue to be contained in the PRC, the Company is unable to reasonably estimate the magnitude of COVID-19’s impact on its operations and the related financial impact at this time.
In March 2020, the Company entered into a contract to purchase noncontrolling interests in certain subsidiaries with cash consideration of RMB24,144,000

(US$
3,468,069
).
These subsidiaries are then 100% held by the Company after completion of the transaction.
T
he Company, through Shanghai
Chejia
, created an asset-backed securitization plan (“ABS Plan”) which was issued and listed on the Shenzhen Stock Exchange in March 2020. Of the total commitment of RMB 3 billion, third parties purchased RMB750 million senior A tranche securities and RMB 80 million senior B tranche securities, representing 77.8% and 8.3% respectively of total securities issued by the ABS Plan. The Company purchased all subordinated tranche securities amounting to RMB134 million

(US$19 million),
 representing 13.9% of the total securities issued.
On April 22, 2020, the Company’s Board of Directors approved a special cash dividend of US$0.125 per share based on the Company’s outstanding ordinary shares. This special cash dividend, aggregating approximately RMB262.8 million (US$37.7 million), will be paid on May 18, 2020 (Eastern Time) to shareholders of record as of the close of trading on May 4, 2020 (Eastern Time).